BENEFIT PLANS - Expected Benefit Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Retirement Benefits [Abstract]
2018	$ 96,482
2019	18,960
2020	14,052
2021	13,282
2022	13,792
2023-2027	$ 69,369